Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	6 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended			6 Months Ended			1 Months Ended	6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 NOK	Oct. 01, 2011 Scott Spirit [Member] USD ($)	Jun. 30, 2013 Scott Spirit [Member] USD ($)	May 31, 2013 Randgrid shuttle tanker [Member] USD ($)	May 31, 2013 Salamander Energy plc [Member]	May 31, 2013 Navion Clipper [Member] USD ($)	Jun. 30, 2013 Navion Clipper [Member] USD ($)	Jun. 30, 2013 New Building Tankers [Member] USD ($) Vehicle	Jun. 30, 2013 Newbuilding shuttle tankers [Member] USD ($)	Nov. 01, 2012 HiLoad [Member] USD ($)	Jun. 30, 2013 Navion Offshore Loading [Member] USD ($)	Jun. 30, 2013 Navion Offshore Loading [Member] NOK	Dec. 31, 2012 Navion Offshore Loading [Member] USD ($)	Dec. 31, 2012 Navion Offshore Loading [Member] NOK
Loss Contingencies [Line Items]
Claim sought for damages												$ 35.1	213.0
Recognition of liability in accordance with court judgment														12.5	76.0
Amount recognized for interest		66
Amount recognized for legal costs		11
Total legal settlement amount	47.8	290.0
Percentage of ownership by non-controlling owners	33.00%	33.00%
Aggregate cost of newbuilding tankers									446
Number of newbuilding tankers									4
Amount paid during the year										301.0
Remaining payments due within one year										145.0
Terms of contracts						10 years				10 years	10 years
Entity acquired, Purchase price			116.0
Date of acquisition of unit				Oct. 01, 2011
Purchase price subject to adjustment for up to an additional amount, based upon incremental shuttle tanker revenues			12.0
Additional purchase price paid by the Partnership				5.9
Purchase price of HiLoad Dynamic Positioning unit											55
Percentage of currently owned interest					67.00%
Expected cost of project					260		50
Percentage of remaining ownership interest acquired					33.00%
Payments made towards commitment								$ 8.2